Average Annual Total Returns - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - SelectPortfoliosGroup5-HealthCareSector-ComboPRO - Select Health Care Portfolio	Apr. 29, 2023
Select Health Care Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(12.82%)
Past 5 years	11.31%
Past 10 years	15.40%
Select Health Care Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.22%)
Past 5 years	9.59%
Past 10 years	13.30%
Select Health Care Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.26%)
Past 5 years	8.85%
Past 10 years	12.33%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1513
Average Annual Return:
Past 1 year	(5.43%)
Past 5 years	11.70%
Past 10 years	14.84%